Note 23. Segmented Information (Detail) (USD $)	12 Months Ended							12 Months Ended	2 Months Ended	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2012 Sterilization Technologies [Member] Canada [Member]	Oct. 31, 2012 Sterilization Technologies [Member]	Oct. 31, 2012 Medical Isotopes [Member] Canada [Member]	Oct. 31, 2012 Medical Isotopes [Member]	Oct. 31, 2012 AECL Arbitration and Legal Costs [Member]	Oct. 31, 2012 Estimated Accrual For AECL's Legal Costs Relating To The MAPLE Arbitration [Member]	Oct. 31, 2012 Estimated Accrual For AECL's Legal Costs Relating To The MAPLE Arbitration [Member]
Number of Operating Segments	3
Legal Fees	$ 5,576,000	$ 12,172,000	$ 9,207,000					$ 5,600,000	$ 46,000,000	$ 24,100,000
Internal Investigation Costs	9,827,000
Loss on Note Receivable Due to Write Down	2,411,000
Gain on Sale of Investments		1,700,000
Asset Impairment Charges			1,632,000
Loss on Sale of Investments			1,100,000
Goodwill	2,526,000	2,532,000		1,900,000	1,600,000	600,000	900,000
Entity-Wide Revenue, Major Customer, Amount	$ 51,800,000	$ 60,800,000	$ 20,600,000
Entity-Wide Revenue, Major Customer, Percentage	21.00%	22.00%	9.00%